Decommissioning and Other Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of change in decommissioning and other provision balances
The change in decommissioning and other provision balances is as follows:

	Decommissioning and restoration	Other provisions	Total
Balance, Dec. 31, 2021	793	34	827
Liabilities incurred	1	23	24
Liabilities settled	(35)	(12)	(47)
Accretion	49	—	49
Disposals	(5)	—	(5)
Revisions in estimated cash flows	95	5	100
Revisions in discount rates	(225)	—	(225)
Reversals	—	(9)	(9)
Change in foreign exchange rates	15	—	15
Balance, Dec. 31, 2022	688	41	729
Liabilities incurred	1	4	5
Liabilities settled	(37)	(13)	(50)
Accretion (Note 10)	47	1	48
Revisions in estimated cash flows	(89)	—	(89)
Revisions in discount rates	52	—	52
Change in foreign exchange rates	(6)	—	(6)
Balance, Dec. 31, 2023	656	33	689

Included in the Consolidated Statements of Financial Position as:
As at	Dec. 31, 2023	Dec. 31, 2022
Current portion	35	70
Non-current portion	654	659
Total Decommissioning and other provisions	689	729